CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [member]	Treasury shares [member]	Share compensation reserve [member]	Hedging reserve [member]	Translation reserve [member]	Merger reserve [member]	Accumulated (losses) profit [member]	Attributable to owners of the company [member]	Non-controlling interest [member]
Share capital, Balance at Dec. 31, 2020	$ 254,019	$ 320,683	$ (387)	$ 3,954	$ 458	$ (8,749)	$ (18,354)	$ (85,368)	$ 212,237	$ 41,782
Statement [Line Items]
Profit/Loss for the year	129,482	0	0	0	0	0	0	118,925	118,925	10,557
Other comprehensive income/loss for the year, net of income tax	4,860	0	0	0	4,999	(1,034)	0	895	4,860	0
Total comprehensive income/loss for the year	134,342	0	0	0	4,999	(1,034)	0	119,820	123,785	10,557
Dividends (Note 39)	(13,546)	0	0	0	0	0	0	(13,546)	(13,546)	0
Equity-settled share-based payments (Note 28)	3,330	0	0	3,330	0	0	0	0	3,330	0
Treasury shares reissued to employees under the Forfeitable Share Plan (Note 28)	0	0	393	(2,507)	0	0	0	2,114	0	0
Acquisition of treasury shares	(11,876)	0	(11,876)	0	0	0	0	0	(11,876)
Acquisition of non-controlling interest	(46,634)	0	0	0	0	0	5,705	0	5,705	(52,339)
Transaction with owners, recognised directly in equity	68,726	0	(11,483)	823	0	0	5,705	(11,432)	(16,387)	(52,339)
Share capital, Balance at Dec. 31, 2021	319,635	320,683	(11,870)	4,777	5,457	(9,783)	(12,649)	23,020	$ 319,635	$ 0
Statement [Line Items]
Profit/Loss for the year	103,367	0	0	0	0	0	0	103,367
Other comprehensive income/loss for the year, net of income tax	(7,807)	0	0	0	(6,794)	(917)	0	(96)
Total comprehensive income/loss for the year	95,560	0	0	0	(6,794)	(917)	0	103,271
Dividends (Note 39)	(135,877)	0	0	0	0	0	0	(135,877)
Equity-settled share-based payments (Note 28)	8,134	0	0	8,134	0	0	0	0
Treasury shares reissued to employees under the Forfeitable Share Plan (Note 28)	(3)	0	11,870	(12,911)	0	0	0	1,038
Transaction with owners, recognised directly in equity	127,746	0	11,870	(4,777)	0	0	0	(134,839)
Share capital, Balance at Dec. 31, 2022	287,449	320,683	$ 0	$ 0	(1,337)	(10,700)	(12,649)	(8,548)
Statement [Line Items]
Profit/Loss for the year	(9,622)	0			0	0	0	(9,622)
Other comprehensive income/loss for the year, net of income tax	(48)	0			783	(605)	0	(226)
Total comprehensive income/loss for the year	(9,670)	0			783	(605)	0	(9,848)
Shares issued (Note 37)	1,950	1,950			0	0	0	0
Distribution to shareholders (Note 27)	(32,440)	(32,440)			0	0	0	0
Dividends (Note 39)	(1,169)	0			0	0	0	(1,169)
Transaction with owners, recognised directly in equity	31,659	(30,490)			0	0	0	(1,169)
Share capital, Balance at Dec. 31, 2023	$ 246,120	$ 290,193			$ (554)	$ (11,305)	$ (12,649)	$ (19,565)